Other Information - Contingent liabilities (Details) - Elite Connexion And Spark Networks Services GmbH € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of contingent liabilities [line items]
Legal proceedings, damages sought	€ 800
Legal proceedings provision	€ 150